Loans Receivable, Net - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 1,148	$ 630
Collectively evaluated for impairment	4,964	5,070
Total ending allowance balance	6,112	5,700
Loans individually evaluated for impairment	29,339	28,074
Loans collectively evaluated for impairment	581,498	534,420
Total ending loans balance	610,837	562,494
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	28	180
Collectively evaluated for impairment	565	443
Total ending allowance balance	593	623
Loans individually evaluated for impairment	3,130	2,074
Loans collectively evaluated for impairment	85,777	84,669
Total ending loans balance	88,907	86,743
Land Development/Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	1,036	69
Collectively evaluated for impairment	1,001	1,687
Total ending allowance balance	2,037	1,756
Loans individually evaluated for impairment	8,224	10,618
Loans collectively evaluated for impairment	54,871	46,713
Total ending loans balance	63,095	57,331
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		272
Collectively evaluated for impairment	2,154	1,452
Total ending allowance balance	2,154	1,724
Loans individually evaluated for impairment	15,836	11,767
Loans collectively evaluated for impairment	249,184	204,915
Total ending loans balance	265,020	216,682
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		60
Collectively evaluated for impairment	1,120	1,179
Total ending allowance balance	1,120	1,239
Loans individually evaluated for impairment	1,814	3,414
Loans collectively evaluated for impairment	183,284	178,000
Total ending loans balance	185,098	181,414
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	84	49
Collectively evaluated for impairment	124	309
Total ending allowance balance	208	358
Loans individually evaluated for impairment	335	201
Loans collectively evaluated for impairment	8,382	20,123
Total ending loans balance	$ 8,717	$ 20,324